INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2018	2017

Raw materials	$551	$1,220
Finished goods	10,794	6,677

	$11,345	$7,897